Financial risk management and fair values of financial instruments (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
Trade receivables [member] | Five Largest Customers [member]
IfrsStatementLineItems [Line Items]
Excessive risk concentration percentage	65.00%	33.00%